Victory Ohio Municipal Money Market Fund (Prospectus Summary) | Victory Ohio Municipal Money Market Fund
Ohio Municipal Money Market Fund Summary
Investment Objective
The Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Victory Ohio Municipal Money Market Fund Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Victory Ohio Municipal Money Market Fund Class A
Management Fees		0.45%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses	[2]	0.04%
Total Annual Fund Operating Expenses		0.94%
[1]	Includes a shareholder servicing fee of 0.25%
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

EXAMPLE:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Victory Ohio Municipal Money Market Fund Class A	96	300	520	1,155

Principal Investment Strategies
The Fund pursues its investment objective by investing in short-term municipal securities.

Under normal circumstances, the Fund invests in:

o Short-term municipal obligations, such as commercial paper, notes, and bonds.

o Tax, revenue, and bond anticipation notes.

o Variable rate demand notes, municipal bonds, and participation interests in any of the above obligations.

Under normal circumstances, the Fund will invest its assets in short-term instruments so that at least 80% of the income it distributes will be exempt from federal regular income tax and Ohio state income tax. (Federal regular income tax does not include the individual or corporate federal alternative minimum tax.) The Fund will not change this policy except with shareholder approval. The Fund expects to invest substantially all of its assets in these instruments.
Principal Risks
The Fund's yield or the stability of its $1.00 share price may be adversely affected if any of the following occurs:

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A municipality or instrumentality defaults on its obligation or its securities are downgraded.

o The market value of floating or variable rate securities falls to such an extent that the Fund's share price declines below $1.00.

o Interest rates rise rapidly, causing the Fund's investment securities to decline in value and the Fund's share price to decline below $1.00.

o Interest rates decline, resulting in a lower yield for the Fund.

o There is a significant decline in the value of an investment.

o Adverse events affecting the banking industry cause the value of Fund's investments guaranteed by banks to decline.

o Political, economic, business or regulatory events occur in Ohio causing the value of Ohio municipal securities to decline. The Fund could be more susceptible to economic, political, or credit risks than a fund that invests in a more diversified geographic area. The SAI explains the risks specific to investments in Ohio securities.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Investment Performance
The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
The bar chart and table below indicate the risks of investing in the Fund.
Calendar Year Returns for Class A Shares

Highest/lowest quarterly results during this time period were:

Highest 0.77% (quarter ended December 31, 2006)

Lowest 0.00% (quarters ended June 30, 2009, September 30, 2009, December 31,
2009, March 31, 2010, June 30, 2010, December 31, 2010, March 31, 2011, June 30,
2011, September 30, 2011 and December 31, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Victory Ohio Municipal Money Market Fund Class A	0.01%	0.92%	1.02%

The "seven-day yield" is an annualized figure - the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

For the Fund's current seven-day yield and seven-day effective yield, call the
Fund at 800-539-FUND (800-539-3863) or visit VictoryFunds.com and select Money
Market Funds then Daily Prices.